Trade and Other Receivables	12 Months Ended
Mar. 31, 2025
Disclosure Of Trade And Other Receivables [Abstract]
Trade and Other Receivables
21)
TRADE AND OTHER RECEIVABLES

	As at March 31
Particulars	2024	2025
Trade and other receivables, net of provision	83,116	129,201
Security deposits, net of provision	9,804	12,148
Interest accrued	6,453	8,458
Due from employees	273	215
Total	99,646	150,022

Non-current	7,696	8,879
Current	91,950	141,143
Total	99,646	150,022

The trade receivables primarily consists of dues from airline, corporate and retail customers.

Security deposits include amounts paid in advance to suppliers of hotel and other services in order to guarantee the provision of those services.

The Group’s exposure to credit and currency risk is disclosed in note 5 and 34.

The information related to impairment losses related to trade and other receivables is disclosed in note 16 and 34.

Trade and other receivables from related parties are disclosed in note 37.